SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2017	503	13,447
Debenture conversions	3	140
Share-based payment transactions	2	75
Balance at December 31, 2018	508	13,662
Issued on Acquisition, net of issue costs (Note 6)	36	1,710
Share-based payment transactions	4	167
Balance at December 31, 2019	548	15,539
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2017	100	2,424
Part VI.1 tax	—	(1)
Balance at December 31, 2018	100	2,423
Class A, Series 23 Preferred shares issued on Acquisition, net of issue costs (Note 6)	12	293
Class A, Series 25 Preferred shares issued on Acquisition, net of issue costs (Note 6)	10	243
Part VI.1 tax	—	(3)
Balance at December 31, 2019	122	2,956

Disclosure of dividends
The following dividends were declared by Pembina:

For the years ended December 31
($ millions)	2019	2018
Common shares
Common shares $2.36 per qualifying share (2018: $2.24)	1,213	1,131
Preferred shares
$1.23 per Series 1 preferred share (2018: $1.06)	12	11
$1.13 per Series 3 preferred share (2018: $1.18)	7	7
$1.19 per Series 5 preferred share (2018: $1.25)	12	12
$1.12 per Series 7 preferred share (2018: $1.13)	11	11
$1.19 per Series 9 preferred share (2018: $1.19)	11	11
$1.44 per Series 11 preferred share (2018: $1.44)	10	10
$1.44 per Series 13 preferred share (2018: $1.44)	14	14
$1.12 per Series 15 preferred share (2018: $1.12)	9	9
$1.22 per Series 17 preferred share (2018: $1.25)	7	8
$1.25 per Series 19 preferred share (2018: $1.25)	10	10
$1.23 per Series 21 preferred share (2018: $1.20)	20	19
$0.16 per Series 23 preferred share (2018: nil)	2	—
$0.16 per Series 25 preferred share (2018: nil)	1	—
	126	122
Pembina's Board of Directors also declared quarterly dividends for Pembina's preferred shares as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 3, 2020	March 2, 2020	$0.306625	3
Series 3	February 3, 2020	March 2, 2020	$0.279875	2
Series 5	February 3, 2020	March 2, 2020	$0.285813	3
Series 7	February 3, 2020	March 2, 2020	$0.273750	3
Series 9	February 3, 2020	March 2, 2020	$0.296875	3
Series 11	February 3, 2020	March 2, 2020	$0.359375	2
Series 13	February 3, 2020	March 2, 2020	$0.359375	4
Series 15	March 16, 2020	March 31, 2020	$0.279000	2
Series 17	March 16, 2020	March 31, 2020	$0.301313	2
Series 19	March 16, 2020	March 31, 2020	$0.312500	3
Series 21	February 3, 2020	March 2, 2020	$0.306250	5
Series 23	January 31, 2020	February 18, 2020	$0.328125	4
Series 25	January 31, 2020	February 18, 2020	$0.325000	3